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                        AIM LARGE CAP OPPORTUNITIES FUND

                       Supplement dated February 1, 2000
                   to the Prospectus dated December 30, 1999
                       as supplemented December 30, 1999

This supplement supersedes and replaces in its entirety the supplement dated December 30, 1999.

Currently, only Class A shares of AIM Large Cap Opportunities Fund (the "Fund") are available to investors.

Class B shares and Class C shares of the Fund are not currently available.

Investors may purchase Class A shares of the Fund through exchanges from other AIM Funds, as well as through automatic dividend reinvestment from another AIM Fund.

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                               RETAIL CLASSES OF


                        AIM LARGE CAP OPPORTUNITIES FUND
                         AIM MID CAP OPPORTUNITIES FUND
                        AIM SMALL CAP OPPORTUNITIES FUND

                             (SERIES PORTFOLIOS OF
                        AIM SPECIAL OPPORTUNITIES FUNDS)


                      Supplement dated February 1, 2000 to
        the Statement of Additional Information dated December 30, 1999 as supplemented December 30, 1999

This supplement supersedes and replaces in its entirety the supplement dated December 30, 1999.

Currently, only Class A shares of AIM Large Cap Opportunities Fund (the "Fund") are available to investors.

Class B shares and Class C shares of the Fund are not currently available.

Investors may purchase Class A shares of the Fund through exchanges from other AIM Funds, as well as through automatic dividend reinvestment from another AIM Fund.